Exhibit 99.24

Data Compare
Run Date - 08/20/2024 3:28:23 PM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Comment
XXXX	OBX2024J1271	XXXX	Doc Type		Full	Verified
XXXX	OBX2024J1271	XXXX	Maturity Date		XXXX	Verified